SHAREHOLDERS' EQUITY - Dividends (Details) - $ / shares shares in Millions										12 Months Ended
	Jan. 02, 2024	Oct. 03, 2023	Jul. 05, 2023	Apr. 03, 2023	Jan. 03, 2023	Oct. 03, 2022	Jul. 04, 2022	Apr. 01, 2022	Jan. 26, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)		$ 0.50	$ 0.50	$ 0.50		$ 0.50	$ 0.50	$ 0.50		$ 2.00	$ 2.00
Number Of Shares Issued, Dividend Reinvestment Plan, Settlement		1.5
Quarterly Dividend
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	$ 0.50				$ 0.50				$ 0.50
Shares Issued Through Dividend Reinvestment Plan Settlement
Disclosure of classes of share capital [line items]
Number Of Shares Issued, Dividend Reinvestment Plan, Settlement	1.2
Class A Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)										0.05
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)										$ 0.05